Thomas White International Fund
Investment Portfolio (Unaudited)	January 31, 2021

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.1%)
	AUSTRALIA (3.9%)
	Aristocrat Leisure Limited +	Consumer Services	28,800	$679,306
	BHP Billiton Ltd +	Materials	27,200	904,281
	Commonwealth Bank of Australia +	Banks	11,700	742,427
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	5,250	1,086,558
				3,412,572

	AUSTRIA (0.5%)
	ANDRITZ AG +	Capital Goods	9,150	434,894

	BRAZIL (2.6%)
	JBS SA	Food, Beverage & Tobacco	96,200	424,790
	Petroleo Brasileiro SA - ADR	Energy	58,500	587,925
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Utilities	65,600	489,536
	Suzano SA *	Materials	70,300	795,844
				2,298,095

	CANADA (5.2%)
	Algonquin Power & Utilities Corp.	Utilities	43,800	729,914
	Barrick Gold Corp.	Materials	20,600	460,087
	Brookfield Asset Management, Inc. - Class A	Diversified Financials	18,700	724,602
	Canadian National Railway Company	Transportation	9,200	931,835
	Open Text Corporation	Software & Services	19,400	868,999
	Shopify, Inc. - Class A *	Software & Services	700	763,248
				4,478,685

	CHINA (15.3%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,700	2,715,981
	Anhui Conch Cement Company Limited - H Shares +	Materials	112,000	664,298
	China Merchants Port Holdings Co Ltd. +	Transportation	432,000	604,148
	China Resources Land Ltd. +	Real Estate	110,000	436,314
	JD.com, Inc. - ADR *	Retailing	10,400	922,376
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	2,600	852,017
	Meituan - Class B * +	Retailing	21,900	998,902
	New Oriental Education & Technology Group, Inc. - ADR *	Consumer Services	5,300	887,750
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	70,000	825,618
	Sunny Optical Technology Group Co Ltd. +	Technology Hardware & Equipment	25,500	666,620
	Tencent Holdings Limited +	Media & Entertainment	29,900	2,617,538
	Wuxi Biologics Cayman, Inc. * +	Pharmaceuticals, Biotechnology & Life Sciences	76,500	1,070,159
				13,261,721

	FRANCE (5.5%)
	Air Liquide SA +	Materials	4,700	768,045
	BNP Paribas SA * +	Banks	14,900	717,619
	Danone +	Food, Beverage & Tobacco	8,200	546,325
	Eiffage * +	Capital Goods	8,800	798,962
	Kering +	Consumer Durables & Apparel	750	492,167
	L'Oreal +	Household & Personal Products	1,725	604,654
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	1,425	860,404
				4,788,176

	GERMANY (5.5%)
	Adidas AG * +	Consumer Durables & Apparel	1,450	460,893
	Daimler AG +	Automobiles & Components	10,800	761,659
	Deutsche Boerse AG +	Diversified Financials	5,000	805,949
	Deutsche Telekom AG +	Telecommunication Services	40,700	725,818
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,200	584,874
	SAP SE +	Software & Services	8,100	1,031,118
	Scout24 AG +	Media & Entertainment	5,625	435,385
				4,805,696

HONG KONG (3.1%)
AIA Group Limited +	Insurance	56,600	693,487
Hong Kong Exchanges & Clearing Limited +	Diversified Financials	12,500	802,967
Techtronic Industries Company Limited +	Capital Goods	81,500	1,221,998
			2,718,452

INDIA (1.9%)
HDFC Bank Ltd. - ADR *	Banks	11,900	857,990
Reliance Industries Ltd. +	Energy	15,400	784,707
			1,642,697

IRELAND (1.5%)
CRH PLC +	Materials	21,390	880,903
DCC Plc +	Capital Goods	5,500	415,426
			1,296,329

ITALY (2.7%)
Enel SpA +	Utilities	96,000	953,249
Intesa Sanpaolo S.p.A. * +	Banks	408,300	893,210
Poste Italiane SpA +	Insurance	51,900	508,204
			2,354,663

JAPAN (15.5%)
Anritsu Corp. + #	Technology Hardware & Equipment	19,300	475,132
KAJIMA CORPORATION +	Capital Goods	36,100	485,419
Keyence Corp. +	Technology Hardware & Equipment	2,400	1,291,059
MEIJI Holdings Co., Ltd. +	Food, Beverage & Tobacco	7,000	477,002
Nidec Corporation +	Capital Goods	7,100	942,946
Nihon Kohden Corp. +	Health Care Equipment & Services	13,000	388,484
Nintendo Co., Ltd. +	Media & Entertainment	1,700	982,505
Recruit Holdings Co. Ltd. +	Commercial & Professional Services	14,900	649,195
Shin-Etsu Chemical Co., Ltd. +	Materials	5,500	957,788
Ship Healthcare Holdings, Inc. +	Health Care Equipment & Services	12,800	740,056
SMC CORPORATION +	Capital Goods	1,800	1,092,496
Sompo Holdings, Inc. +	Insurance	19,600	783,485
Sony Corp. +	Consumer Durables & Apparel	11,600	1,110,057
Stanley Electric Co Ltd. +	Automobiles & Components	12,800	401,385
Sumitomo Corporation +	Capital Goods	66,800	888,221
Sysmex Corporation +	Health Care Equipment & Services	7,500	874,243
Toyota Industries Corporation +	Automobiles & Components	11,800	930,859
			13,470,332

MEXICO (0.6%)
America Movil, S.A.B. de C.V.	Telecommunication Services	735,000	489,426

NETHERLANDS (5.0%)
Airbus SE * +	Capital Goods	7,150	720,319
ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	2,785	1,482,801
ING Groep N.V. * +	Banks	63,100	560,466
Koninklijke Philips NV * +	Health Care Equipment & Services	16,120	878,553
NN Group N.V. +	Insurance	15,900	659,128
			4,301,267

RUSSIA (2.3%)
LUKOIL PJSC - ADR +	Energy	15,600	1,105,111
Sberbank of Russia PJSC - ADR +	Banks	67,000	914,937
			2,020,048

SINGAPORE (0.7%)
Singapore Exchange Ltd. +	Diversified Financials	78,700	583,684

SOUTH KOREA (6.0%)
Hyundai Motor Company +	Automobiles & Components	3,550	719,809
KB Financial Group Inc. +	Banks	23,130	836,677
Korea Zinc Co Ltd +	Materials	1,650	596,635
Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	35,150	2,565,314
SK Telecom Co., Ltd. +	Telecommunication Services	2,200	480,010
			5,198,445

SPAIN (0.5%)
Banco Santander S.A.* +	Banks	161,000	470,885

SWITZERLAND (5.6%)
		Adecco Group AG +	Commercial & Professional Services	13,400	839,128
		Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,050	671,672
		Nestle SA +	Food, Beverage & Tobacco	13,800	1,545,967
		Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,206,389
		UBS Group AG +	Diversified Financials	39,000	563,023
					4,826,179

TAIWAN (3.5%)
		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR #	Semiconductors & Semiconductor Equipment	24,700	3,001,544

UNITED KINGDOM (7.7%)
		Anglo American PLC +	Materials	31,400	1,032,558
		Ashtead Group Plc +	Capital Goods	14,700	742,865
		AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	12,300	1,255,763
		Barclays PLC * +	Banks	263,000	481,126
		BP p.l.c. +	Energy	184,850	686,915
		Diageo Plc +	Food, Beverage & Tobacco	29,900	1,206,603
		Glencore plc * +	Materials	192,000	645,717
		Smith & Nephew plc +	Health Care Equipment & Services	30,300	638,093
					6,689,640

Total Common Stocks			(Cost $59,241,122)		82,543,430

PREFERRED STOCKS (1.9%)
BRAZIL (0.9%)
		Banco Bradesco SA - ADR	Banks	166,000	753,640

GERMANY (1.0%)
		Volkswagen AG (08/02/21, 4.86%) ^ +	Automobiles & Components	4,700	893,687

Total Preferred Stocks			(Cost $1,490,966)		1,647,327

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
SINGAPORE (0.8%)
		Ascendas Real Estate Investment Trust +	Real Estate	279,900	648,845

Total REITs			(Cost $615,475)		648,845

Total Investments	97.8%		(Cost $61,347,563)		$84,839,602
Other Assets, Less Liabilities	2.2%				1,946,149
Total Net Assets:	100.0%				$86,785,751

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2021. The market value of the securities loaned was $3,477,704. The loaned securities were secured with non-cash collateral with a value of $3,741,352. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
PLC	- Public Limited Company
ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following table summarizes the inputs used, as of January 31, 2021, in valuating the Fund's assets:

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2021, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$–	$3,412,572	$–	$3,412,572
Austria	–	434,894	–	434,894
Brazil	2,298,095	–	–	2,298,095
Canada	4,478,685	–	–	4,478,685
China	4,526,107	8,735,614	–	13,261,721
France	–	4,788,176	–	4,788,176
Germany	–	4,805,696	–	4,805,696
Hong Kong	–	2,718,452	–	2,718,452
India	857,990	784,707	–	1,642,697
Ireland	–	1,296,329	–	1,296,329
Italy	–	2,354,663	–	2,354,663
Japan	–	13,470,332	–	13,470,332
Mexico	489,426	–	–	489,426
Netherlands	–	4,301,267	–	4,301,267
Russia	–	2,020,048	–	2,020,048
Singapore	–	583,684	–	583,684
South Korea	–	5,198,445	–	5,198,445
Spain	–	470,885	–	470,885
Switzerland	–	4,826,179	–	4,826,179
Taiwan	3,001,544	–	–	3,001,544
United Kingdom	–	6,689,640	–	6,689,640
Total Common Stocks	$15,651,847	$66,891,583	$–	$82,543,430

Preferred Stocks
Brazil	$753,640	$–	$–	$753,640
Germany	–	893,687	–	893,687
Total Preferred Stocks	$753,640	$893,687	$–	$1,647,327

REITs
Singapore	$–	$648,845	$–	$648,845
Total REITs	$–	$648,845	$–	$648,845

Total Investments	$16,405,487	$68,434,115	$–	$84,839,602

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Portfolio Country and Industry Allocation as of January 31, 2021 (Unaudited)

Country Allocation	% of TNA	Industry Allocation	% of TNA
Australia	3.9%	Automobiles & Components	4.3%
Austria	0.5%	Banks	8.3%
Brazil	3.5%	Capital Goods	8.9%
Canada	5.2%	Commercial & Professional Services	1.7%
China	15.3%	Consumer Durables & Apparel	3.4%
France	5.5%	Consumer Services	1.8%
Germany	6.5%	Diversified Financials	4.0%
Hong Kong	3.1%	Energy	3.6%
India	1.9%	Food, Beverage & Tobacco	5.8%
Ireland	1.5%	Health Care Equipment & Services	4.1%
Italy	2.7%	Household & Personal Products	0.7%
Japan	15.5%	Insurance	4.7%
Mexico	0.6%	Materials	8.9%
Netherlands	5.0%	Media & Entertainment	4.6%
Russia	2.3%	Pharmaceuticals, Biotechnology & Life Sciences	6.1%
Singapore	1.5%	Real Estate	0.5%
South Korea	6.0%	Retailing	5.3%
Spain	0.5%	Semiconductors & Semiconductor Equipment	5.2%
Switzerland	5.6%	Software & Services	3.1%
Taiwan	3.5%	Technology Hardware & Equipment	5.8%
United Kingdom	7.7%	Telecommunication Services	2.0%
Cash & Other	2.2%	Transportation	1.8%
		Utilities	2.5%
Total	100.0%	REITs	0.8%
		Cash & Other	2.2%

		Total	100.0%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.